American Funds Inflation Linked Bond Fund®
Investment portfolio
August 31, 2022
unaudited
Bonds, notes & other debt instruments 99.58% U.S. Treasury bonds & notes 91.74% U.S. Treasury inflation-protected securities 91.54%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2023[1]	USD36,271	$35,758
U.S. Treasury Inflation-Protected Security 0.375% 2023[1]	34,363	34,079
U.S. Treasury Inflation-Protected Security 0.125% 2024[1,2]	411,951	405,983
U.S. Treasury Inflation-Protected Security 0.125% 2024[1]	389,696	384,355
U.S. Treasury Inflation-Protected Security 0.50% 2024[1,2]	455,701	451,379
U.S. Treasury Inflation-Protected Security 0.625% 2024[1]	181,138	179,689
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	482,946	473,248
U.S. Treasury Inflation-Protected Security 0.125% 2025[1]	97,712	95,967
U.S. Treasury Inflation-Protected Security 0.25% 2025[1]	297,306	293,010
U.S. Treasury Inflation-Protected Security 0.375% 2025[1,2]	401,832	397,251
U.S. Treasury Inflation-Protected Security 2.375% 2025[1]	36,847	38,114
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	1,467,749	1,435,748
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	729,665	712,708
U.S. Treasury Inflation-Protected Security 0.125% 2026[1]	236,005	231,478
U.S. Treasury Inflation-Protected Security 0.625% 2026[1]	205,049	203,992
U.S. Treasury Inflation-Protected Security 2.00% 2026[1,2]	155,196	161,256
U.S. Treasury Inflation-Protected Security 0.125% 2027[1]	738,733	717,953
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	367,346	361,736
U.S. Treasury Inflation-Protected Security 0.375% 2027[1]	100,306	98,947
U.S. Treasury Inflation-Protected Security 2.375% 2027[1,2]	223,533	239,094
U.S. Treasury Inflation-Protected Security 0.50% 2028[1]	275,450	271,610
U.S. Treasury Inflation-Protected Security 1.75% 2028[1]	86,241	90,677
U.S. Treasury Inflation-Protected Security 0.25% 2029[1,2]	254,967	247,537
U.S. Treasury Inflation-Protected Security 0.875% 2029[1]	80,232	80,832
U.S. Treasury Inflation-Protected Security 2.50% 2029[1]	2,759	3,055
U.S. Treasury Inflation-Protected Security 0.125% 2030[1,2]	778,598	744,833
U.S. Treasury Inflation-Protected Security 0.125% 2030[1]	624,580	596,562
U.S. Treasury Inflation-Protected Security 0.125% 2031[1,2]	1,259,517	1,197,303
U.S. Treasury Inflation-Protected Security 0.125% 2031[1]	221,014	209,778
U.S. Treasury Inflation-Protected Security 0.125% 2032[1]	266,856	251,975
U.S. Treasury Inflation-Protected Security 0.625% 2032[1]	478,517	475,321
U.S. Treasury Inflation-Protected Security 2.125% 2040[1]	61,665	73,191
U.S. Treasury Inflation-Protected Security 2.125% 2041[1]	58,833	69,403
U.S. Treasury Inflation-Protected Security 0.75% 2042[1]	65,539	61,287
U.S. Treasury Inflation-Protected Security 0.625% 2043[1]	175,329	157,983
U.S. Treasury Inflation-Protected Security 1.375% 2044[1]	82,732	85,898
U.S. Treasury Inflation-Protected Security 0.75% 2045[1]	140,870	128,424
U.S. Treasury Inflation-Protected Security 1.00% 2046[1]	121,056	116,426
U.S. Treasury Inflation-Protected Security 0.875% 2047[1]	196,193	183,505
U.S. Treasury Inflation-Protected Security 1.00% 2048[1]	312,881	302,819
U.S. Treasury Inflation-Protected Security 1.00% 2049[1]	54,850	53,624
U.S. Treasury Inflation-Protected Security 0.25% 2050[1]	259,399	208,704
U.S. Treasury Inflation-Protected Security 0.125% 2051[1,2]	908,963	707,918
U.S. Treasury Inflation-Protected Security 0.125% 2052[1]	200,984	157,409
		13,427,819
American Funds Inflation Linked Bond Fund — Page 1 of 16

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury 0.20%	Principal amount (000)	Value (000)
U.S. Treasury 4.375% 2039[2]	USD25,655	$29,147
U.S. Treasury 2.00% 2051	—[3]	—[3]
		29,147
Total U.S. Treasury bonds & notes		13,456,966
Corporate bonds, notes & loans 3.20% Energy 0.69%
Energy Transfer Partners, LP 6.00% 2048	9,257	8,817
Equinor ASA 3.625% 2028	13,165	12,855
MPLX, LP 4.00% 2028	2,430	2,327
MPLX, LP 4.70% 2048	10,000	8,549
ONEOK, Inc. 6.35% 2031	7,508	7,851
ONEOK, Inc. 7.15% 2051	2,782	2,965
Petróleos Mexicanos 7.47% 2026	MXN30	1
Qatar Petroleum 2.25% 2031[4]	USD17,300	15,122
Qatar Petroleum 3.125% 2041[4]	13,495	11,009
Qatar Petroleum 3.30% 2051[4]	12,200	9,751
Sabine Pass Liquefaction, LLC 4.50% 2030	8,109	7,770
TransCanada PipeLines, Ltd. 4.10% 2030	6,315	6,012
Williams Companies, Inc. 3.50% 2030	8,448	7,612
Williams Companies, Inc. 2.60% 2031	1,450	1,213
		101,854
Consumer discretionary 0.66%
Alibaba Group Holding, Ltd. 3.15% 2051	7,440	4,935
Amazon.com, Inc. 3.10% 2051	40,000	31,232
Boston University 4.061% 2048	2,075	1,936
Duke University 2.832% 2055	5,000	3,746
Home Depot, Inc. 2.95% 2029	8,408	7,861
Home Depot, Inc. 4.50% 2048	1,240	1,210
Massachusetts Institute of Technology 2.294% 2051	22,000	15,417
Stellantis Finance US, Inc. 1.711% 2027[4]	8,525	7,381
Stellantis Finance US, Inc. 2.691% 2031[4]	7,425	5,890
The Board of Trustees of The Leland Stanford Junior University 1.289% 2027	4,950	4,408
Yale University 1.482% 2030	15,000	12,605
		96,621
Health care 0.45%
Amgen, Inc. 4.05% 2029	12,050	11,730
Amgen, Inc. 4.20% 2033	13,350	12,883
Amgen, Inc. 4.875% 2053	10,600	10,305
Becton, Dickinson and Company 3.70% 2027	7,700	7,483
Sharp HealthCare 2.68% 2050	17,500	11,849
Summa Health 3.511% 2051	9,945	7,660
Trinity Health Corp. 2.632% 2040	5,000	3,721
		65,631
Information technology 0.38%
Apple, Inc. 2.40% 2050	30,000	20,823
Broadcom, Inc. 3.187% 2036[4]	17,063	12,697
Global Payments, Inc. 2.90% 2030	6,972	5,876
American Funds Inflation Linked Bond Fund — Page 2 of 16

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
PayPal Holdings, Inc. 1.65% 2025	USD11,647	$10,960
PayPal Holdings, Inc. 3.25% 2050	6,210	4,696
		55,052
Utilities 0.37%
Consumers Energy Co. 4.05% 2048	8,570	7,811
Duke Energy Corp. 0.90% 2025	6,850	6,223
Entergy Corp. 2.80% 2030	4,425	3,794
Entergy Corp. 3.75% 2050	4,700	3,700
Exelon Corp. 4.05% 2030	700	674
Exelon Corp. 4.10% 2052[4]	1,300	1,127
Mississippi Power Co. 4.25% 2042	1,660	1,460
Public Service Electric and Gas Co. 2.05% 2050	5,365	3,331
Public Service Enterprise Group, Inc. 3.20% 2049	8,250	6,468
Tampa Electric Co. 4.45% 2049	8,070	7,472
Virginia Electric and Power Co. 3.80% 2028	7,925	7,755
Virginia Electric and Power Co. 2.875% 2029	2,800	2,562
Wisconsin Electric Power Co. 4.30% 2048	2,600	2,375
		54,752
Consumer staples 0.22%
Anheuser-Busch InBev NV 3.50% 2030	7,500	7,057
Anheuser-Busch InBev NV 4.60% 2048	8,519	7,741
Anheuser-Busch InBev NV 4.50% 2050	1,481	1,345
British American Tobacco PLC 5.65% 2052	11,876	10,096
Conagra Brands, Inc. 4.85% 2028	6,400	6,341
		32,580
Financials 0.19%
American Express Co. 4.42% 2033 (USD-SOFR + 1.76% on 8/3/2032)[5]	10,449	10,088
Bank of America Corp. 5.015% 2033 (USD-SOFR + 2.16% on 7/22/2032)[5]	7,018	6,960
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[5]	14,149	11,407
		28,455
Communication services 0.14%
SBA Tower Trust 1.631% 2026[4]	22,469	19,796
Materials 0.06%
Air Products and Chemicals, Inc. 1.50% 2025	6,427	5,995
Air Products and Chemicals, Inc. 2.05% 2030	3,284	2,840
		8,835
Real estate 0.02%
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[4]	4,080	3,256
Industrials 0.02%
United Technologies Corp. 4.125% 2028	3,265	3,200
Total corporate bonds, notes & loans		470,032
American Funds Inflation Linked Bond Fund — Page 3 of 16

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 1.85%	Principal amount (000)	Value (000)
Colombia (Republic of) 5.00% 2045	USD600	$405
Hungary (Republic of) 2.125% 2031[4]	13,860	10,190
Hungary (Republic of) 3.125% 2051[4]	17,300	10,883
Italy (Republic of) 0.10% 2023[1]	EUR68,386	71,271
Japan, Series 18, 0.10% 2024[1]	JPY2,291,900	16,935
Japan, Series 20, 0.10% 2025[1]	4,415,750	32,834
Japan, Series 24, 0.10% 2029[1]	107,622	820
Peru (Republic of) 2.392% 2026	USD2,730	2,559
PETRONAS Capital, Ltd. 3.50% 2030[4]	5,490	5,283
PETRONAS Capital, Ltd. 4.55% 2050[4]	5,775	5,685
Philippines (Republic of) 1.648% 2031	18,830	15,653
Philippines (Republic of) 2.65% 2045	18,235	13,177
Spain (Kingdom of) 1.25% 2030	EUR20,861	19,194
United Kingdom 0.125% 2041[1]	GBP9,764	13,269
United Mexican States, Series M20, 10.00% 2024	MXN110,000	5,499
United Mexican States, Series M, 5.75% 2026	521,500	23,214
United Mexican States, Series M, 7.50% 2027	110,000	5,122
United Mexican States, Series M, 8.00% 2047	418,544	18,715
		270,708
Asset-backed obligations 1.63%
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 3.462% 2030[4,6,7]	USD3,072	3,042
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 3.69% 2030[4,6,7]	2,112	2,080
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 3.679% 2028[4,6,7]	3,634	3,592
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 3.984% 2030[4,6,7]	5,500	5,427
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class A, 2.56% 2031[4,6]	1,141	1,119
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 3.739% 2030[4,6,7]	6,705	6,628
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 2060[4,6]	4,782	4,348
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 2060[4,6]	771	662
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 3.492% 2028[4,6,7]	6,908	6,843
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,6]	6,542	6,011
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[4,6]	23,939	21,776
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 2040[4,6]	3,284	3,016
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[4,6]	19,803	17,992
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 3.65% 2023[4,6,8,9]	17,780	17,103
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class A, 1.21% 2025[4,6]	8,127	7,554
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class B, 1.56% 2025[4,6]	5,490	5,090
Hertz Vehicle Financing III, LLC, Series 2021-1A, Class C, 2.05% 2025[4,6]	779	715
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class A, 1.68% 2027[4,6]	8,811	7,870
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class B, 2.12% 2027[4,6]	5,925	5,255
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 2027[4,6]	826	713
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 3.512% 2029[4,6,7]	1,806	1,795
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 3.732% 2030[4,6,7]	7,175	7,097
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 3.662% 2029[4,6,7]	3,546	3,516
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[4,6]	6,954	6,235
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[4,6]	10,240	9,230
American Funds Inflation Linked Bond Fund — Page 4 of 16

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 3.753% 2030[4,6,7]	USD2,296	$2,267
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 3.997% 2028[4,6,7]	11,499	11,420
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 3.61% 2029[4,6,7]	4,687	4,640
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 3.452% 2030[4,6,7]	5,997	5,909
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 2030[4,6]	12,190	12,180
Santander Consumer Auto Receivables Trust, Series 2020-A, Class B, 2.26% 2025[4,6]	6,250	6,209
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 3.592% 2030[4,6,7]	4,485	4,434
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[4,6]	17,765	16,417
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 2045[4,6]	8,319	7,501
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 2045[4,6]	6,067	5,540
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 2045[4,6]	2,896	2,563
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 2045[4,6]	5,194	4,685
		238,474
Municipals 0.71% California 0.16%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 0.883% 2025	7,500	6,955
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 2027	9,200	8,183
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.614% 2030	10,100	8,341
		23,479
Florida 0.22%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.258% 2025	18,085	16,776
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	17,885	15,315
		32,091
Illinois 0.04%
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	338	340
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-C, 3.955% 2026	5,000	4,771
		5,111
Michigan 0.05%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2020-II, 2.705% 2040	9,715	7,581
Ohio 0.15%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	24,410	22,548
Wisconsin 0.09%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 2034	14,715	13,803
Total municipals		104,613
American Funds Inflation Linked Bond Fund — Page 5 of 16

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations 0.45% Collateralized mortgage-backed obligations (privately originated) 0.31%	Principal amount (000)	Value (000)
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 2056 (3.495% on 2/25/2026)[4,5,6]	USD3,365	$3,187
Mello Warehouse Securitization Trust, Series 2021-3, Class A, (1-month USD-LIBOR + 0.85%) 3.294% 2055[4,6,7]	12,120	11,809
MRA Issuance Trust, Series 2020-10, Class A3, (1-month USD-LIBOR + 1.30%) 3.673% 2022[4,6,7]	11,407	11,074
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[4,6,7]	1,043	1,034
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,6]	19,421	17,812
		44,916
Commercial mortgage-backed securities 0.14%
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD-LIBOR + 1.40%) 3.791% 2038[4,6,7]	19,041	18,412
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4, 3.102% 2046[6]	3,000	2,970
		21,382
Total mortgage-backed obligations		66,298
Total bonds, notes & other debt instruments (cost: $15,801,415,000)		14,607,091
Short-term securities 0.66% Money market investments 0.66%	Shares
Capital Group Central Cash Fund 2.26%[10,11]	959,363	95,917
Total short-term securities (cost: $95,904,000)		95,917
Total investment securities 100.24% (cost: $15,897,319,000)		14,703,008
Other assets less liabilities (0.24)%		(34,547)
Net assets 100.00%		$14,668,461
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 8/31/2022 (000)
30 Day Federal Funds Futures	Long	14,591	September 2022	USD5,938,252	$(8,433)
30 Day Federal Funds Futures	Long	5,899	November 2022	2,384,247	475
30 Day Federal Funds Futures	Long	6,603	December 2022	2,656,544	(1,626)
30 Day Federal Funds Futures	Short	5,319	February 2023	(2,133,755)	20,266
90 Day Eurodollar Futures	Long	6,388	December 2022	1,532,082	(49,883)
3 Month SOFR Futures	Long	7	March 2023	1,685	(8)
90 Day Eurodollar Futures	Long	11,305	September 2023	2,715,320	(86,699)
90 Day Eurodollar Futures	Short	27,459	December 2023	(6,608,352)	188,537
90 Day Eurodollar Futures	Short	4,679	December 2024	(1,132,142)	18,531
2 Year U.S. Treasury Note Futures	Long	10,933	December 2022	2,277,652	(3,568)
5 Year U.S. Treasury Note Futures	Short	4,123	December 2022	(456,912)	1,671
10 Year Euro-Bund Futures	Long	369	September 2022	54,871	1,666
10 Year Italy Government Bond Futures	Short	411	September 2022	(49,362)	(375)
10 Year Japanese Government Bond Futures	Short	749	September 2022	(806,176)	(479)
10 Year U.S. Treasury Note Futures	Long	7,879	December 2022	921,104	(6,147)
American Funds Inflation Linked Bond Fund — Page 6 of 16

unaudited
Futures contracts  (continued)

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 8/31/2022 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	6,478	December 2022	USD(810,965)	$4,161
10 Year UK Gilt Futures	Short	3,509	December 2022	(439,966)	8,443
20 Year U.S. Treasury Bond Futures	Long	3,399	December 2022	461,733	(1,897)
30 Year Euro-Buxl Futures	Long	62	September 2022	10,256	(670)
30 Year Ultra U.S. Treasury Bond Futures	Short	4,894	December 2022	(731,653)	(2,508)
					$81,457
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized (depreciation) appreciation at 8/31/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	108,242	IDR	1,611,400,000	Citibank	9/9/2022	$(177)
USD	156,225	AUD	223,900	Morgan Stanley	9/12/2022	2,994
USD	9,829	SEK	100,000	Bank of America	9/12/2022	442
CLP	27,879,900	USD	30,839	Citibank	9/12/2022	196
NOK	93,860	USD	9,681	JPMorgan Chase	9/12/2022	(234)
NOK	2,534,935	USD	261,461	JPMorgan Chase	9/12/2022	(6,327)
USD	20,561	GBP	16,828	Bank of New York Mellon	9/15/2022	1,006
USD	22,098	EUR	21,331	JPMorgan Chase	9/15/2022	640
JPY	1,992,700	EUR	14,521	Bank of America	9/15/2022	(247)
EUR	22,066	MXN	460,000	JPMorgan Chase	9/15/2022	(569)
CAD	63,917	USD	50,173	UBS AG	9/15/2022	(1,511)
JPY	8,481,000	USD	63,935	Morgan Stanley	9/15/2022	(2,816)
JPY	16,887,933	USD	127,760	JPMorgan Chase	9/15/2022	(6,057)
USD	24,809	KRW	32,489,550	Standard Chartered Bank	9/16/2022	600
JPY	34,969,579	USD	260,258	Morgan Stanley	9/16/2022	(8,227)
USD	95,848	NZD	151,300	BNP Paribas	9/19/2022	3,279
COP	570,316,094	USD	130,165	Morgan Stanley	9/22/2022	(1,833)
USD	15,615	GBP	13,172	Bank of America	9/26/2022	305
EUR	34,337	USD	34,352	Bank of America	9/26/2022	215
USD	37,095	MXN	747,233	JPMorgan Chase	9/26/2022	193
						$(18,128)
American Funds Inflation Linked Bond Fund — Page 7 of 16

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 8/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
1.955%	Annual	U.S. EFFR	Annual	9/21/2022	USD8,228,400	$(2,285)	$—	$(2,285)
3.755%	At maturity	U.S. Urban CPI	At maturity	8/5/2023	97,700	91	—	91
1.5675%	Semi-annual	3-month USD-LIBOR	Quarterly	8/17/2023	270,000	(5,848)	—	(5,848)
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD34,659	(578)	—	(578)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	295,353	(4,950)	—	(4,950)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	108,854	(1,872)	—	(1,872)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	272,097	(4,642)	—	(4,642)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	44,882	(772)	—	(772)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	44,882	(769)	—	(769)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	49,273	(846)	—	(846)
2.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/2/2023	346,075	(4,605)	—	(4,605)
2.215%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/3/2023	691,568	(9,444)	—	(9,444)
0.207%	Annual	U.S. EFFR	Annual	2/26/2024	USD2,517,000	(126,089)	—	(126,089)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	978,900	33,590	—	33,590
U.S. Urban CPI	At maturity	3.3775%	At maturity	8/5/2024	97,700	282	—	282
6.23%	28-day	28-day MXN-TIIE	28-day	3/28/2025	MXN1,280,750	(4,495)	—	(4,495)
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	USD148,300	12,950	—	12,950
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,300	12,944	—	12,944
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,539	14,597	—	14,597
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	274,100	13,042	—	13,042
(0.445)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	EUR344,500	(27,591)	—	(27,591)
(0.452)%	Annual	6-month EURIBOR	Semi-annual	12/3/2025	344,500	(27,667)	—	(27,667)
5.39%	28-day	28-day MXN-TIIE	28-day	3/6/2026	MXN300,000	(1,631)	—	(1,631)
American Funds Inflation Linked Bond Fund — Page 8 of 16

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 8/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
5.395%	28-day	28-day MXN-TIIE	28-day	3/6/2026	1,000,000	$(5,430)	$—	$(5,430)
5.43%	28-day	28-day MXN-TIIE	28-day	3/10/2026	540,000	(2,910)	—	(2,910)
5.455%	28-day	28-day MXN-TIIE	28-day	3/11/2026	202,000	(1,081)	—	(1,081)
5.4167%	28-day	28-day MXN-TIIE	28-day	3/11/2026	620,000	(3,355)	—	(3,355)
5.55%	28-day	28-day MXN-TIIE	28-day	3/12/2026	200,000	(1,043)	—	(1,043)
5.50%	28-day	28-day MXN-TIIE	28-day	3/12/2026	260,000	(1,375)	—	(1,375)
5.6275%	28-day	28-day MXN-TIIE	28-day	3/12/2026	405,000	(2,065)	—	(2,065)
5.63%	28-day	28-day MXN-TIIE	28-day	3/13/2026	205,000	(1,045)	—	(1,045)
5.62%	28-day	28-day MXN-TIIE	28-day	3/13/2026	305,000	(1,559)	—	(1,559)
5.6412%	28-day	28-day MXN-TIIE	28-day	3/13/2026	463,000	(2,352)	—	(2,352)
6.105%	28-day	28-day MXN-TIIE	28-day	3/19/2026	176,000	(773)	—	(773)
6.20%	28-day	28-day MXN-TIIE	28-day	3/19/2026	182,000	(773)	—	(773)
6.17%	28-day	28-day MXN-TIIE	28-day	3/19/2026	184,000	(790)	—	(790)
6.05%	28-day	28-day MXN-TIIE	28-day	3/19/2026	184,000	(823)	—	(823)
6.08%	28-day	28-day MXN-TIIE	28-day	3/19/2026	188,000	(832)	—	(832)
6.03%	28-day	28-day MXN-TIIE	28-day	3/19/2026	840,000	(3,783)	—	(3,783)
6.08%	28-day	28-day MXN-TIIE	28-day	3/20/2026	182,300	(807)	—	(807)
5.815%	28-day	28-day MXN-TIIE	28-day	4/9/2026	455,000	(2,221)	—	(2,221)
5.82%	28-day	28-day MXN-TIIE	28-day	4/9/2026	1,355,000	(6,603)	—	(6,603)
5.73%	28-day	28-day MXN-TIIE	28-day	4/10/2026	666,700	(3,342)	—	(3,342)
5.734%	28-day	28-day MXN-TIIE	28-day	4/10/2026	1,125,000	(5,632)	—	(5,632)
6.35%	28-day	28-day MXN-TIIE	28-day	6/12/2026	269,000	(1,121)	—	(1,121)
6.3967%	28-day	28-day MXN-TIIE	28-day	6/15/2026	272,000	(1,117)	—	(1,117)
6.435%	28-day	28-day MXN-TIIE	28-day	6/15/2026	365,000	(1,477)	—	(1,477)
American Funds Inflation Linked Bond Fund — Page 9 of 16

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 8/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
6.42%	28-day	28-day MXN-TIIE	28-day	6/15/2026	542,000	$(2,206)	$—	$(2,206)
6.49%	28-day	28-day MXN-TIIE	28-day	6/16/2026	181,000	(717)	—	(717)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	131,300	(518)	—	(518)
6.5375%	28-day	28-day MXN-TIIE	28-day	6/17/2026	136,000	(528)	—	(528)
6.47%	28-day	28-day MXN-TIIE	28-day	6/17/2026	134,200	(536)	—	(536)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	410,000	(1,585)	—[3]	(1,585)
6.55%	28-day	28-day MXN-TIIE	28-day	6/18/2026	132,700	(513)	—	(513)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	262,700	(1,037)	—	(1,037)
6.71%	28-day	28-day MXN-TIIE	28-day	6/19/2026	178,800	(646)	—	(646)
6.65%	28-day	28-day MXN-TIIE	28-day	6/19/2026	178,800	(663)	—	(663)
6.715%	28-day	28-day MXN-TIIE	28-day	6/19/2026	267,200	(963)	—	(963)
6.69%	28-day	28-day MXN-TIIE	28-day	6/19/2026	357,500	(1,303)	—	(1,303)
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	87,000	(332)	—	(332)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	93,400	(358)	—	(358)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	114,200	(436)	—	(436)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	140,500	(525)	—	(525)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	372,600	(1,405)	—	(1,405)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	387,400	(1,451)	—	(1,451)
6.63%	28-day	28-day MXN-TIIE	28-day	6/26/2026	397,000	(1,489)	—	(1,489)
7.135%	28-day	28-day MXN-TIIE	28-day	9/25/2026	463,300	(1,405)	—	(1,405)
7.10%	28-day	28-day MXN-TIIE	28-day	9/25/2026	648,700	(2,005)	—	(2,005)
7.065%	28-day	28-day MXN-TIIE	28-day	9/28/2026	370,618	(1,168)	—	(1,168)
7.19%	28-day	28-day MXN-TIIE	28-day	9/29/2026	185,400	(545)	—	(545)
7.3023%	28-day	28-day MXN-TIIE	28-day	9/30/2026	241,300	(663)	—	(663)
American Funds Inflation Linked Bond Fund — Page 10 of 16

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 8/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	370,600	$(1,033)	$—[3]	$(1,033)
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY3,447,100	168	(8)	176
7.30%	28-day	28-day MXN-TIIE	28-day	10/1/2026	MXN92,652	(255)	—	(255)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	77,830	(222)	—	(222)
7.52%	28-day	28-day MXN-TIIE	28-day	10/19/2026	92,700	(222)	—	(222)
7.55%	28-day	28-day MXN-TIIE	28-day	10/23/2026	276,000	(648)	—	(648)
7.64%	28-day	28-day MXN-TIIE	28-day	10/28/2026	191,100	(419)	—	(419)
7.39%	28-day	28-day MXN-TIIE	28-day	10/30/2026	187,200	(491)	—	(491)
7.335%	28-day	28-day MXN-TIIE	28-day	11/6/2026	277,900	(758)	—	(758)
7.20%	28-day	28-day MXN-TIIE	28-day	11/6/2026	374,500	(1,110)	—	(1,110)
7.335%	28-day	28-day MXN-TIIE	28-day	11/26/2026	305,229	(836)	—[3]	(836)
3-month USD-LIBOR	Quarterly	0.64%	Semi-annual	3/30/2027	USD127,000	14,660	—	14,660
9.05%	28-day	28-day MXN-TIIE	28-day	7/7/2027	MXN408,600	168	—	168
9.03%	28-day	28-day MXN-TIIE	28-day	7/7/2027	391,400	146	—	146
U.S. Urban CPI	At maturity	2.87%	At maturity	7/27/2027	USD1,000	15	—	15
2.5895%	Annual	SOFR	Annual	7/27/2027	1,000	(23)	—	(23)
3.29%	Annual	SONIA	Annual	8/25/2027	GBP179,800	(793)	—[3]	(793)
3.2633%	Annual	SONIA	Annual	8/25/2027	173,508	(1,007)	—	(1,007)
3.265%	Annual	SONIA	Annual	8/25/2027	179,600	(1,026)	—	(1,026)
3.25%	Annual	SONIA	Annual	8/25/2027	179,600	(1,167)	—	(1,167)
3.23882%	Annual	SONIA	Annual	8/26/2027	365,300	(2,580)	—	(2,580)
U.S. EFFR	Annual	2.045%	Annual	11/2/2027	USD33,700	1,679	—	1,679
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	56,200	(978)	—	(978)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	70,300	(1,271)	—	(1,271)
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	70,300	(1,277)	—	(1,277)
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	53,200	(936)	—	(936)
3.16%	Annual	SOFR	Annual	6/20/2028	78,500	784	—	784
28-day MXN-TIIE	28-day	6.95%	28-day	3/22/2030	MXN775,250	3,850	—	3,850
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD118,200	19,652	—	19,652
3-month USD-LIBOR	Quarterly	1.83%	Semi-annual	8/17/2031	58,000	6,262	—	6,262
SOFR	Annual	3.10%	Annual	6/20/2033	42,300	(777)	—	(777)
3-month USD-LIBOR	Quarterly	2.9625%	Semi-annual	2/1/2038	42,100	662	—	662
American Funds Inflation Linked Bond Fund — Page 11 of 16

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 8/31/2022 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 8/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	USD42,200	$662	$—	$662
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	33,900	475	—	475
3-month USD-LIBOR	Quarterly	2.967%	Semi-annual	2/2/2038	32,800	505	—	505
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	30,300	12,230	—	12,230
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	13,870	5,633	—	5,633
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	12,500	5,051	—	5,051
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR22,000	9,230	—	9,230
1.1295%	Semi-annual	3-month USD-LIBOR	Quarterly	10/19/2050	USD27,400	(9,885)	—	(9,885)
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	EUR51,650	22,607	—	22,607
6-month EURIBOR	Semi-annual	0.071%	Annual	1/14/2051	51,920	22,176	—	22,176
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	56,080	23,988	—	23,988
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(8,206)	—	(8,206)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(8,387)	—	(8,387)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	32,325	(10,022)	—	(10,022)
						$(115,620)	$(8)	$(115,612)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 8/31/2022 (000)	Upfront premium received (000)	Unrealized appreciation at 8/31/2022 (000)
CDX.NA.IG.38	1.00%	Quarterly	6/20/2027	USD3,649,915	$(12,172)	$(32,499)	$20,327
Investments in affiliates11

	Value of affiliate at 12/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 8/31/2022 (000)	Dividend income (000)
Short-term securities 0.66%
Money market investments 0.66%
Capital Group Central Cash Fund 2.26%[10]	$23,263	$4,511,507	$4,438,874	$9	$12	$95,917	$1,345
American Funds Inflation Linked Bond Fund — Page 12 of 16

unaudited
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $272,798,000, which represented 1.86% of the net assets of the fund.
[3]	Amount less than one thousand.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $419,872,000, which represented 2.86% of the net assets of the fund.
[5]	Step bond; coupon rate may change at a later date.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $17,103,000, which represented .12% of the net assets of the fund.
[9]	Value determined using significant unobservable inputs.
[10]	Rate represents the seven-day yield at 8/31/2022.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
American Funds Inflation Linked Bond Fund — Page 13 of 16

unaudited
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $29,909,381,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $1,970,382,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $30,069,336,000 and $4,874,109,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
American Funds Inflation Linked Bond Fund — Page 14 of 16

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of August 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$13,456,966	$—	$13,456,966
Corporate bonds, notes & loans	—	470,032	—	470,032
Bonds & notes of governments & government agencies outside the U.S.	—	270,708	—	270,708
Asset-backed obligations	—	221,371	17,103	238,474
Municipals	—	104,613	—	104,613
Mortgage-backed obligations	—	66,298	—	66,298
Short-term securities	95,917	—	—	95,917
Total	$95,917	$14,589,988	$17,103	$14,703,008

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$243,750	$—	$—	$243,750
Unrealized appreciation on open forward currency contracts	—	9,870	—	9,870
Unrealized appreciation on centrally cleared interest rate swaps	—	238,107	—	238,107
Unrealized appreciation on centrally cleared credit default swaps	—	20,327	—	20,327
Liabilities:
Unrealized depreciation on futures contracts	(162,293)	—	—	(162,293)
Unrealized depreciation on open forward currency contracts	—	(27,998)	—	(27,998)
Unrealized depreciation on centrally cleared interest rate swaps	—	(353,719)	—	(353,719)
Total	$81,457	$(113,413)	$—	$(31,956)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Inflation Linked Bond Fund — Page 15 of 16

unaudited
Key to abbreviations
AUD = Australian dollars
Auth. = Authority
BBR = Bank Base Rate
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
COP = Colombian pesos
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
FRA = Forward Rate Agreement
G.O. = General Obligation

GBP = British pounds
IDR = Indonesian rupiah
JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
NOK = Norwegian kroner
NZD = New Zealand dollars
Ref. = Refunding
Rev. = Revenue
SEK = Swedish kronor
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TIIE = Equilibrium Interbank Interest Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-060-1022O-S89830	American Funds Inflation Linked Bond Fund — Page 16 of 16